Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 162
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
The following description of the Eaton Personal Investment Plan ("Plan") provides only general information. Participants should refer to the Plan document and summary plan description, which are available from the Company's Human Resources Department upon request, for a complete description of the Plan's provisions.

General:

Effective July 1, 1996, Eaton Corporation ("Company" or "Plan Sponsor") established the Plan. The Company is a subsidiary of Eaton Corporation plc ("Eaton"). On May 1, 1998, the Company amended the Plan and restated certain articles therein to qualify the Plan as a profit sharing plan under Section 401(a) of the Internal Revenue Code ("Code") and to include a cash or deferred arrangement intended to qualify under Section 401(k) of the Code. The Plan was amended and restated effective December 29, 2025.

Eligibility:

An employee who is hired, rehired or transferred into a position covered by a collective bargaining agreement listed in the Plan document is eligible to participate in the Plan following the completion of the specified probationary period as stated in the applicable collective bargaining agreement.

Contributions:

Employee Contributions - Employees may make before-tax or after-tax contributions. Certain employees may make Roth Contributions. Maximum employee contribution percentages are determined by the applicable collective bargaining agreement. Catch-up contributions are permitted in the Plan, allowing participants age 50 and older to defer an additional amount of their compensation, as prescribed by the Internal Revenue Code. Employees at certain locations who are classified on and after a specified effective date as new hires, rehires, and/or certain transfers are automatically enrolled in the Plan at a rate of 6% of eligible compensation, as specified in the applicable collective bargaining agreement. Rollover contributions from other plans are also accepted, provided certain specified conditions are met.

Employer Contributions (Matching) - Certain eligible participants of the Plan may receive a matching contribution of 50% up to 6% of their deferred compensation as specified in the applicable collective bargaining agreement.

Employer Contributions (Retirement) - As specified in the applicable collective bargaining agreement, certain eligible participants of the Plan may receive a Company contribution based on hours worked or compensation. Employees at certain locations who are classified on and after a specified effective date as new hires, rehires, and/or certain transfers shall be eligible for non-elective 2% Eaton Retirement Contributions, not to exceed 2% of their eligible compensation, as specified in the applicable collective bargaining agreement.

Employee and Employer contributions are determined and recorded at the time compensation is paid.

Contributions are subject to limitations on annual additions and other limitations imposed by the Internal Revenue Code, as defined in the Plan document.

4
1     Description of Plan, Continued

Participants' Accounts:

Each participant's account is credited with the participant's contributions, employer contributions, and an allocation of the Plan's earnings, and is charged with an allocation of applicable administrative expenses. Allocations, if any, are based on participant account balances. The benefit to which a participant is entitled is the vested portion of the benefit that can be provided from the participant's account.

Vesting:

All participants are 100% vested in elective deferrals, rollover contributions made to the Plan, and actual earnings thereon. Vesting in company contributions is subject to certain provisions as defined by the Plan.

Notes Receivable from Participants:

Participants may borrow from their accounts up to a maximum equal to the lesser of $50,000 or 50% of their account balance (excluding certain employer contributions), reduced by their highest outstanding loan balance during the preceding 12 months. Loan terms range from 1-5 years except for loans used for the purchase of a primary residence which may have a longer term. Loans are secured by the balance in the participant's account and bear interest at a rate based on the prime interest rate as determined by the Plan Administrator. Principal and interest are paid through payroll deduction for active employees. Terminated employees are permitted to make loan payments directly to the Plan’s recordkeeper. Loans are valued at unpaid principal plus accrued unpaid interest.

Hardship Withdrawals:

Hardship withdrawals are permitted in accordance with Internal Revenue Service guidelines.

Payment of Benefits:

Upon termination of service, retirement, death or total and permanent disability, a participant is eligible to receive a lump sum amount equal to the value of his or her account. A participant may choose to take partial withdrawals. Benefits are recorded when paid.

Investment Options:
Contributions may be invested in any of the fund options available under the Plan.